SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
Revenues by Product Groups
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Marketing services:
New home	222,963	258,479	260,333
Secondary and rental properties	1,203	919	1,093
Home furnishing and improvement	25,695	18,924	33,058

Total marketing service revenues	249,861	278,322	294,484

E-commerce services:
New home	102,019	188,102	244,294
Other product groups	143	5	50

Total E-commerce service revenues	102,162	188,107	244,344

Listing services:
Secondary and rental properties	55,114	144,963	124,172
Research	13,592	14,178	19,019
Other product groups	4,168	2,406	2,463

Total listing service revenues	72,874	161,547	145,654